Net Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Net Loss Per Common Share
Schedule of computation of basic and diluted loss per share

The following table sets forth the computation of basic and diluted loss per share for the three and six months ended June 30, 2019 and 2018 (in thousands, except share and per share amounts):

	Three Months Ended		Six Months Ended
	2019	2018	2019	2018
Numerator:
Net loss attributed to common stockholders	$(2,920)	$(6,678)	$(6,721)	$(13,902)

Denominator:
Basic and diluted weighted average common shares outstanding	14,265,411	14,232,313	14,265,411	13,340,941
Basic and diluted net loss per share	$(0.20)	$(0.47)	$(0.47)	$(1.04)

The following table sets forth the computation of basic and diluted loss per share as of December 31, 2018, 2017 and 2016 (in thousands, except share and per share amounts):

	Year Ended
	2018	2017	2016
Numerator:
Net loss	$(23,637)	$(33,415)	$(14,586)
Adjustment to redemption value on Series A convertible preferred stock	—	—	(366)
Net loss attributed to common stock holders	$(23,637)	$(33,415)	$(14,952)
Denominator:
Basic and diluted weighted average common shares outstanding	13,805,552	10,349,136	5,809,396
Basic and diluted net loss per share	$(1.71)	$(3.23)	$(2.57)

Schedule of potential common shares not considered in computation of diluted net loss per share

	Three Months Ended		Six Months Ended
	2019	2018	2019	2018
Stock options	2,722,973	3,164,838	2,722,973	3,164,838
Warrants	1,014,204	978,204	1,014,204	978,204

	Year Ended
	2018	2017	2016
Stock options	2,800,774	2,464,140	2,242,800
Restricted stock awards	—	—	4,009
Warrants	1,014,204	978,204	—
Series A	—	—	—
Convertible notes	—	—	—